Shareholders' Equity (Details)							12 Months Ended
	Oct. 20, 2023 USD ($) $ / shares shares	Sep. 12, 2023 USD ($) $ / shares shares	May 05, 2023 USD ($)	Apr. 28, 2023 USD ($) $ / shares shares	Oct. 28, 2022 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Jul. 07, 2023 $ / shares	May 20, 2021 $ / shares shares
Shareholders' Equity [Line Items]
Shares issued							4,065,609	1,363,629
Subdivided shares						5
Common stock par value (in Dollars per share) | $ / shares							$ 0.00195	$ 0.00195
Shares, par value (in Dollars per share) | $ / shares							$ 0.018
Total shares issued							177,778
Shares outstanding							277,778
Shareholder holding							1
Additional share issued							2
Ordinary shares issued					11,111		598,943	162,138		288,889
Offering price per share (in Dollars per share) | $ / shares										$ 90
Service compensation (in Dollars) | $					$ 60,000
Conversion of note payable (in Dollars) | $							$ 1,720,800	$ 2,236,684
Net cash proceeds (in Dollars) | $							3,568,599
Compensation amount (in Dollars) | $							$ 2,717,326
Stockholders' Equity, Reverse Stock Split							our Board of Directors declared a reverse share split at a ratio of 1-for-18
Shares price par value (in Dollars per share) | $ / shares		$ 0.018							$ 0.018
Sell of units		62,242
Aggregate purchase price (in Dollars) | $		$ 66,600		$ 1,200,000
Each unit ordinary share							1
Warrants exercise price (in Dollars per share) | $ / shares	$ 1.1
Aggregate units	113,636,360
Number of ordinary share	1						1
Private Placement [Member]
Shareholders' Equity [Line Items]
Total shares issued							113,636,360
Shares price par value (in Dollars per share) | $ / shares				$ 0.15
Sell of units				8,000,000
Aggregate purchase price (in Dollars) | $	$ 50,000,000		$ 1,200,000
Number of ordinary share							3
Warrant [Member]
Shareholders' Equity [Line Items]
Each unit ordinary share							1
Warrants exercise price (in Dollars per share) | $ / shares							$ 0.35
Share Subdivision [Member]
Shareholders' Equity [Line Items]
Shares issued							555,556
Authorized share capital par value (in Dollars per share) | $ / shares						$ 0.09
Common stock par value (in Dollars per share) | $ / shares						$ 0.018
Authorized share capital (in Dollars) | $						$ 27,778
Shares, authorized						2,777,778
Shares, par value (in Dollars per share) | $ / shares						$ 0.018
Total shares issued						277,778	833,333
Shares outstanding						277,778
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Total shares issued							1,925,259
Warrants exercise price (in Dollars per share) | $ / shares	$ 0.018						$ 0.001
Minimum [Member]
Shareholders' Equity [Line Items]
Shares, authorized							2,777,778
Warrants exercise price (in Dollars per share) | $ / shares	1.1
Maximum [Member]
Shareholders' Equity [Line Items]
Shares, authorized							8,333,333
Warrants exercise price (in Dollars per share) | $ / shares	$ 0.44
Board of Directors [Member]
Shareholders' Equity [Line Items]
Shares price par value (in Dollars per share) | $ / shares									$ 0.001